Operating Segment - Summary of Geographical Information (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Disclosure of Geographical Information [Line Items]
Revenue	$ 56,679,753	$ 55,473,725	$ 16,898,178
United Arab Emirates
Disclosure of Geographical Information [Line Items]
Revenue	53,625,000	26,769,533	1,634,115
Singapore
Disclosure of Geographical Information [Line Items]
Revenue	2,900,987	14,517,264	9,496,854
Hong Kong
Disclosure of Geographical Information [Line Items]
Revenue	147,537	7,488,714	3,378,300
Malaysia
Disclosure of Geographical Information [Line Items]
Revenue	1,562	4,584,790	1,887,039
Other Countries
Disclosure of Geographical Information [Line Items]
Revenue	$ 4,667	$ 2,113,424	$ 501,870